GUIDESTONE FUNDS
Supplement dated June 17, 2019
to
Prospectus dated May 1, 2019
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.         PRINCIPAL INVESTMENT STRATEGY CHANGE TO THE
MEDIUM-DURATION BOND FUND
In the section “Principal Investment Strategies” for the Medium-Duration Bond Fund, on page 73, the third bullet point is deleted in its entirety and replaced with the following:
•	The average credit quality rating for the Fund’s portfolio will be greater than or equal to “A” as rated by Moody’s Investors Service, Inc. (“Moody’s”) or the equivalent by S&P Global Ratings or Fitch, Inc./Fitch Ratings Ltd. (“Fitch”). The Fund invests primarily in investment grade debt securities but may invest up to 10% of its assets in below-investment grade debt securities (high yield securities or junk bonds) rated “B” or higher by Moody’s or the equivalent by S&P Global Ratings or Fitch (or if unrated, determined by a Sub-Adviser to be of the same quality). Mortgage- and asset-backed securities held by the Fund may include those backed by loans to subprime borrowers. If an investment held by the Fund is downgraded below a “B” or equivalent rating, the Sub-Adviser will take action that it believes to be advantageous for the Fund.
II.         SUB-ADVISER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND
Effective on or after August 1, 2019, Perella Weinberg Partners Capital Management LP (“PWP”) will no longer serve as sub-adviser to the Strategic Alternatives Fund, and Weiss Multi-Strategy Advisers LLC (“Weiss”) will become a sub-adviser to the Strategic Alternatives Fund. Effective on or after August 1, 2019, all references to PWP are deleted in their entirety. In addition, the following changes are made:
In the section “Sub-Advisers and Portfolio Managers” for the Strategic Alternatives Fund, on page 98, the following disclosure is added in alphabetical order:
Weiss Multi-Strategy Advisers LLC
David Baker Portfolio Manager	Since August 2019
Under the heading “Sub-Advisers” for the Strategic Alternatives Fund, beginning on page 182, the following disclosure pertaining to Weiss is added in alphabetical order:
Weiss Multi-Strategy Advisers LLC (“Weiss”), 320 Park Avenue, 20th Floor, New York, New York 10022: Weiss has been a registered investment adviser since March 2010 and acts as a discretionary investment adviser to private investment funds, organized by the firm, and registered investment companies, as well as to a number of managed accounts owned by institutional investors over which Weiss exercises sole investment discretion. As of March 31, 2019, Weiss had approximately $1.8 billion in assets under management. David Baker is responsible for the day-to-day management of the portion of the Strategic Alternatives Fund assigned to Weiss. Mr. Baker is a Portfolio Manager and will join Weiss in August 2019. Prior to Weiss, he was a Partner and Portfolio Manager at Perella Weinberg Partners Capital Management LP since March 2012.
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III.         SUB-ADVISER CHANGE FOR THE GLOBAL REAL ESTATE SECURITIES FUND
Effective on or about June 30, 2019, Heitman International Real Estate Securities GmbH (“HIRES GmbH”) will no longer serve as sub-adviser to the Global Real Estate Securities Fund. Effective on or about June 30, 2019, all references to HIRES GmbH are deleted in their entirety.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated June 17, 2019
to
Statement of Additional Information (“SAI”) dated May 1, 2019
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.         UPDATE TO NON-FUNDAMENTAL INVESTMENT RESTRICTIONS
In the section disclosing “Non-Fundamental Investment Restrictions,” beginning on page 52, the seventh non-fundamental investment restriction is deleted in its entirety and replaced with the following:
7.	Each of the Bond Funds and each of the Equity Funds (other than the Defensive Market Strategies Fund) shall not change its policies regarding the investment of 80% of its assets consistent with its name without 60 days’ prior notice to its shareholders. For purposes of determining compliance with an 80% investment policy, each of the Funds may account for a derivative position by reference to either its market value or notional value, depending upon the circumstances. Consistent with the purpose of Rule 35d-1 of the 1940 Act, a Fund may use the notional value of a derivative when notional value is the best measure of the economic exposure the derivative provides to investments that are consistent with the Fund’s name.
II.         CHANGE TO MANAGEMENT OF THE FUNDS
Effective May 21, 2019, under the heading, “Management of the Funds,” beginning on page 53, the portion of the Trustees and executive officers table listing “Officers Who Are Not Trustees” is deleted in its entirety and replaced with the following:
Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
OFFICERS WHO ARE NOT TRUSTEES[3]
Ron W. Bass (1966) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Compliance Officer and AML Officer	Since 2009	Director of Asset Management Compliance, GuideStone Financial Resources, June 2009 – present.	N/A	N/A
Melanie Childers (1971) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President — Fund Operations	Since 2014	Managing Director, Fund Operations, GuideStone Financial Resources, 2014 – present; Director, Funds Administration and Operations, GuideStone Financial Resources, 2009 – 2014.	N/A	N/A
John R. Jones (1953) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 President	Since 2000	Executive Vice President and Chief Operating Officer, GuideStone Financial Resources, 1997 – present.	N/A	N/A
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Name (Date of Birth), Address and Position(s) with Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past 5 Years
Patrick Pattison (1974) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President and Treasurer	Since 2008	Chief Accounting Officer, GuideStone Financial Resources, 2015 – present; Director of Financial Reporting & Process Review, GuideStone Financial Resources, 2008 – 2015.	N/A	N/A
Matt L. Peden (1967) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Vice President and Investment Officer	Since 2001	Vice President and Chief Investment Officer, GuideStone Financial Resources, 2015 – present; Director of Portfolio Management, GuideStone Financial Resources, 2010 – 2015.	N/A	N/A
David S. Spika (1964) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Executive Vice President	Since 2019	Vice President and Chief Strategic Investment Officer, GuideStone Financial Resources, 2016 – present; Global Investment Strategist, GuideStone Financial Resources, 2015 – 2016; Investment Strategist, Westwood Holdings Group, 2003 – 2015.	N/A	N/A
Matthew A. Wolfe (1982) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Chief Legal Officer and Secretary	Since 2017	Associate Counsel – Investment and Corporate Services, GuideStone Financial Resources, 2015 – present; Vice President and Assistant General Counsel, Goldman Sachs & Co., 2012 – 2015.	N/A	N/A
Erin Wynne (1981) 5005 Lyndon B. Johnson Freeway Suite 2200 Dallas, TX 75244-6152 Assistant Treasurer	Since 2016	Director, Financial Reporting & Analysis, GuideStone Financial Resources, 2015 – present; Manager, Financial Reporting & Analysis, GuideStone Financial Resources, 2010 – 2015.	N/A	N/A
(1)	Each Independent Trustee serves until his or her resignation, removal or mandatory retirement. Each Interested Trustee serves until his or her resignation, removal or mandatory retirement or until he or she ceases to be a member of the Board of Trustees of GuideStone Financial Resources. All Trustees must retire at the end of the calendar year in which they attain the age of 80 or after achieving 10 years of service, whichever occurs last. Officers serve at the pleasure of the Board of Trustees.
(2)	Dr. Hahn and Mr. Morris are “interested persons” of the Trust as the term is defined in the 1940 Act due to their positions on the Board of Trustees of GuideStone Financial Resources.
(3)	The officers of the Trust may be deemed to be affiliates of the Adviser due to their positions with the Adviser and/or GuideStone Financial Resources.

III.         SUB-ADVISER CHANGE FOR THE STRATEGIC ALTERNATIVES FUND
Effective on or after August 1, 2019, Perella Weinberg Partners Capital Management LP (“PWP”) will no longer serve as sub-adviser to the Strategic Alternatives Fund, and Weiss Multi-Strategy Advisers LLC (“Weiss”) will become a sub-adviser to the Strategic Alternatives Fund. Effective on or after August 1, 2019, all references to PWP are deleted in their entirety. In addition, the following changes are made:
In the section disclosing “Control Persons of Sub-Advisers” for the Strategic Alternatives Fund, beginning on page 66, the following paragraph is added in alphabetical order:
Weiss Multi-Strategy Advisers LLC (“Weiss”), 320 Park Avenue, 20th Floor, New York, New York 10022: Weiss is majority-owned by GWA, LLC, a Connecticut limited liability company. GWA, LLC, in turn, is majority-owned by Weiss Family Interests LLC, which is majority-owned by various Weiss family trusts. A substantial number of Weiss’ employees also own minority interests in GWA, LLC.

The “Other Accounts Managed” table, beginning on page 72, is amended as follows to add the disclosure for Weiss, in alphabetical order, effective on or after August 1, 2019. The accounts and total assets information is current as of March 31, 2019.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.	For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Weiss Multi-Strategy Advisers LLC
David Baker	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

In the section disclosing “Portfolio Manager Compensation,” beginning on page 81, the following disclosure pertaining to Weiss is added in alphabetical order. This information is current as of March 31, 2019.
Weiss Multi-Strategy Advisers LLC (“Weiss”). Each portfolio manager receives a fixed salary and discretionary bonus for his/her service as portfolio manager. The discretionary bonuses are determined by Weiss in its sole discretion which takes into account such things as Weiss’ profitability, product profitability and overall employee contributions to the firm in the relevant fiscal years. Although portfolio performance is not a direct factor in the determination of discretionary bonuses, portfolio performance affects Weiss’ overall profitability and, therefore, indirectly, any such determination.
In “Appendix B – Descriptions of Proxy Voting Procedures,” the following disclosure is added in alphabetical order:
Weiss Multi-Strategy Advisers LLC (“Weiss”). When Weiss has discretion to vote the proxies of clients, the firm will vote those proxies in the best interests of clients and in accordance with these policies and procedures.
Procedures regarding proxies received by Weiss are as follows: (i) keep a record of each proxy received; (ii) determine which accounts managed by Weiss hold the security to which the proxy relates; (iii) except in the case of Germany, Weiss will vote in accordance with an independent third party recommendation unless a Weiss portfolio manager requests otherwise; and (iv) Weiss will retain a third party to assist the firm in coordinating and voting proxies with respect to client securities. Weiss will vote proxies in accordance with the independent third party recommendations and the head of operations at Weiss or a delegate will monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained. For Germany, custodians will be placing a share-blocking flag on the ballot when applicable. Therefore, a “Do Not Vote” will be placed on Weiss’ ballots per Weiss’ share-blocking voting strategy. Weiss has the ability to override the share-blocking and vote the ballot, however, the shares must be put on Weiss’ Restricted List for “NO TRADING” between the vote cutoff date and the de-registration date set by the issuers. This will ensure the liquidity of the shares.
Voting Guidelines. Generally, Weiss will vote in accordance with the recommendations provided by an independent third party proxy recommendation service, except in situations where Weiss' investment professionals determine that voting otherwise would be in the best interests of clients. Any proxies that are voted against the recommendation of the proxy recommendation service will be reviewed by Weiss’ Proxy Review Committee (“Committee”), which includes the firm’s general counsel, chief compliance officer and head of operations and delegates. In determining whether a proposal is in the best interests of clients, the Committee may take into account the factors which include the following, among others: whether the proposal was recommended by management and Weiss’ opinion of management; whether the proposal acts to entrench existing management; and whether the proposal fairly compensates management for past and future performance.
Conflicts of Interest. Weiss may occasionally be subject to conflicts of interest in the voting of proxies and will follow the third party service recommendation in that circumstance.
IV.         SUB-ADVISER CHANGE FOR THE GLOBAL REAL ESTATE SECURITIES FUND
Effective on or about June 30, 2019, Heitman International Real Estate Securities GmbH (“HIRES GmbH”) will no longer serve as a sub-adviser to the Global Real Estate Securities Fund. Effective on or about June 30, 2019, all references to HIRES GmbH are deleted in their entirety.
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V.         CHANGE TO SHAREHOLDER SERVICING ARRANGEMENTS
Under the heading, “Shareholder Servicing Arrangements,” on page 110, the third paragraph is deleted in its entirety and replaced with the following:
The Funds may pay up to the entire amount of the shareholder service fee to GuideStone Financial Resources and GSRM or to unaffiliated service providers who provide these services to the Funds. In addition, the Adviser has agreed to make payments from its own resources to an unaffiliated financial intermediary under a distribution support agreement in the amount of 0.10% annualized of the average daily aggregate value of a Fund’s shares held by that intermediary’s customers.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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